Quarterly Holdings Report
for
Fidelity Freedom® Blend 2005 Fund
December 31, 2021
FBF-Y05-NPRT3-0322
1.9892460.103
Domestic Equity Funds - 10.2%
	Shares	Value ($)
Fidelity Series Blue Chip Growth Fund (a)	30,121	495,487
Fidelity Series Commodity Strategy Fund (a)	134,567	550,381
Fidelity Series Large Cap Growth Index Fund (a)	16,224	313,941
Fidelity Series Large Cap Stock Fund (a)	18,387	349,169
Fidelity Series Large Cap Value Index Fund (a)	42,948	668,276
Fidelity Series Small Cap Opportunities Fund (a)	11,212	167,276
Fidelity Series Value Discovery Fund (a)	14,920	247,226
TOTAL DOMESTIC EQUITY FUNDS (Cost $2,286,009)		2,791,756

International Equity Funds - 14.8%
	Shares	Value ($)
Fidelity Series Canada Fund (a)	16,527	240,131
Fidelity Series Emerging Markets Fund (a)	17,061	179,309
Fidelity Series Emerging Markets Opportunities Fund (a)	76,706	1,612,356
Fidelity Series International Growth Fund (a)	28,312	541,316
Fidelity Series International Index Fund (a)	18,554	227,282
Fidelity Series International Small Cap Fund (a)	8,931	191,028
Fidelity Series International Value Fund (a)	48,489	541,621
Fidelity Series Overseas Fund (a)	37,585	541,227
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $3,530,928)		4,074,270

Bond Funds - 59.7%
	Shares	Value ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (a)	249,845	2,510,942
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (a)	34,294	347,398
Fidelity Series Corporate Bond Fund (a)	198,828	2,189,100
Fidelity Series Emerging Markets Debt Fund (a)	15,881	144,039
Fidelity Series Emerging Markets Debt Local Currency Fund (a)	5,101	48,158
Fidelity Series Floating Rate High Income Fund (a)	2,969	27,492
Fidelity Series Government Bond Index Fund (a)	275,720	2,917,114
Fidelity Series High Income Fund (a)	18,384	175,383
Fidelity Series Inflation-Protected Bond Index Fund (a)	122,563	1,296,713
Fidelity Series International Developed Markets Bond Index Fund (a)	53,891	529,749
Fidelity Series Investment Grade Bond Fund (a)	267,806	3,111,909
Fidelity Series Investment Grade Securitized Fund (a)	209,424	2,154,973
Fidelity Series Long-Term Treasury Bond Index Fund (a)	95,946	817,462
Fidelity Series Real Estate Income Fund (a)	8,881	104,178
TOTAL BOND FUNDS (Cost $16,170,200)		16,374,610

Short-Term Funds - 15.3%
	Shares	Value ($)
Fidelity Series Government Money Market Fund 0.08% (a)(b)	829,832	829,832
Fidelity Series Short-Term Credit Fund (a)	88,604	887,812
Fidelity Series Treasury Bill Index Fund (a)	248,946	2,489,462
TOTAL SHORT-TERM FUNDS (Cost $4,207,638)		4,207,106

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $26,194,775)	27,447,742
NET OTHER ASSETS (LIABILITIES) - 0.0%	(695)
NET ASSETS - 100.0%	27,447,047

Legend

(a)	Affiliated Fund
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds
Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 0.08%	49	100,242	100,291	-	-	-	-	0.0%
Total	49	100,242	100,291	-	-	-	-

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	-	2,626,038	110,742	16,533	(747)	(3,607)	2,510,942
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	-	580,693	236,148	2,719	(1,772)	4,625	347,398
Fidelity Series Blue Chip Growth Fund	476,733	301,399	263,972	107,556	9,865	(28,538)	495,487
Fidelity Series Canada Fund	147,790	113,615	43,806	5,334	824	21,708	240,131
Fidelity Series Commodity Strategy Fund	655,440	418,874	415,484	230,014	(34,427)	(74,022)	550,381
Fidelity Series Corporate Bond Fund	1,917,388	650,235	405,270	46,193	(428)	27,175	2,189,100
Fidelity Series Emerging Markets Debt Fund	129,119	43,075	27,424	4,834	(193)	(538)	144,039
Fidelity Series Emerging Markets Debt Local Currency Fund	43,159	16,549	8,412	1,896	(82)	(3,056)	48,158
Fidelity Series Emerging Markets Fund	181,564	78,112	62,714	5,815	983	(18,636)	179,309
Fidelity Series Emerging Markets Opportunities Fund	1,632,306	869,703	582,333	187,921	18,285	(325,605)	1,612,356
Fidelity Series Floating Rate High Income Fund	26,011	8,926	7,649	941	15	189	27,492
Fidelity Series Government Bond Index Fund	2,364,080	915,542	385,382	21,277	(1,097)	23,971	2,917,114
Fidelity Series Government Money Market Fund 0.08%	1,625,448	340,365	1,135,981	668	-	-	829,832
Fidelity Series High Income Fund	149,847	52,231	29,375	6,944	149	2,531	175,383
Fidelity Series Inflation-Protected Bond Index Fund	2,650,228	839,486	2,228,052	108,790	97,986	(62,935)	1,296,713
Fidelity Series International Developed Markets Bond Index Fund	-	558,789	26,206	345	(155)	(2,679)	529,749
Fidelity Series International Growth Fund	363,454	287,923	128,573	43,407	958	17,554	541,316
Fidelity Series International Index Fund	151,737	116,266	47,607	5,738	697	6,189	227,282
Fidelity Series International Small Cap Fund	131,074	92,619	34,957	22,667	1,289	1,003	191,028
Fidelity Series International Value Fund	363,042	300,095	130,630	27,230	1,614	7,500	541,621
Fidelity Series Investment Grade Bond Fund	2,623,900	925,002	454,297	49,783	(597)	17,901	3,111,909
Fidelity Series Investment Grade Securitized Fund	1,838,406	627,912	307,612	9,712	(1,419)	(2,314)	2,154,973
Fidelity Series Large Cap Growth Index Fund	300,850	109,852	164,795	9,991	20,937	47,097	313,941
Fidelity Series Large Cap Stock Fund	328,463	143,837	133,237	31,999	5,453	4,653	349,169
Fidelity Series Large Cap Value Index Fund	627,382	271,125	269,358	41,254	8,221	30,906	668,276
Fidelity Series Long-Term Treasury Bond Index Fund	645,904	327,038	212,648	14,400	(10,024)	67,192	817,462
Fidelity Series Overseas Fund	364,074	259,315	138,140	16,078	6,261	49,717	541,227
Fidelity Series Real Estate Income Fund	89,763	29,196	20,398	3,685	185	5,432	104,178
Fidelity Series Short-Term Credit Fund	801,629	398,929	298,696	13,506	(1,269)	(12,781)	887,812
Fidelity Series Small Cap Opportunities Fund	158,699	99,779	67,490	43,573	(442)	(23,270)	167,276
Fidelity Series Treasury Bill Index Fund	2,578,151	1,280,704	1,369,393	1,160	(485)	485	2,489,462
Fidelity Series Value Discovery Fund	231,808	100,491	95,127	20,780	4,283	5,771	247,226
	23,597,449	13,783,715	9,841,908	1,102,743	124,868	(216,382)	27,447,742

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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